Leases	12 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases
Note 15 — Leases
As discussed in Note
2
, the Company adopted ASU
No. 2016-02,
“Leases”,
the operating lease expense is recorded on a straight-line basis over the lease term.
Lease costs were as follows
:

	Year Ended September 30,
	2021	2020
Total net lease cost (1)	$97,169	$91,025

(1)	Variable lease cost is immaterial.
Supplemental information related to operating lease transactions was as follows:

	Year Ended September 30,
	2021	2020
Lease liability payments	$79,028	$88,272
Lease assets obtained in exchange for liabilities	$14,580	$87,820

	As of September 30,
	2021	2020
Weighted average remaining lease term — Operating leases	6.4 Years	6.8 Years
Weighted average discount rate — Operating leases	3.7%	3.5%
The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2021:

For the year ended September 30,
2022	$66,791
2023	44,187
2024	34,473
2025	28,173
2026	22,814
Thereafter	86,134

Total lease payments	$282,572
Less: imputed interest	(45,952)

Present value of lease liabilities	$236,620

As of September 30, 2021 and September 30, 2020, the Company had no material finance leases.
Rent expense per prior lease accounting (ASC 840), net of sublease income was approximately $65,692 for fiscal year 2019.